Note 14 - Parent Company Statements - Condensed Income Statements (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income:
Dividend income	$ 150	$ 175	$ 226	$ 78
Net marketable equity security losses	(112)	(75)	(78)	(37)
Income before income taxes	4,810	4,153	4,813	7,082
Income tax benefit	750	589	660	1,099
Net Income	$ 4,060	$ 3,564	4,153	5,983
Parent Company [Member]
Income:
Equity in undistributed earnings of subsidiary			1,557	3,476
Dividends from subsidiary			2,615	2,564
Dividend income			109	37
Net marketable equity security losses			(78)	(37)
Total Income			4,203	6,040
Operating expenses			66	63
Income before income taxes			4,137	5,977
Income tax benefit			(16)	(6)
Net Income			$ 4,153	$ 5,983